Intangible Assets	12 Months Ended
Dec. 31, 2021
Disclosure of intangible assets [text block] [Abstract]
INTANGIBLE ASSETS
10.	INTANGIBLE ASSETS

	Development Costs	Uniden License	E-Wave License	Clear RF Patent + Supplier relationship	Total

Cost:
Balance at December 31, 2019	9,006,249	114,126	1,291,827	-	10,412,202
Additions	1,513,570	-	-	-	1,513,570
Foreign Exchange	20,658	2,417	27,357	-	50,432
Balance at December 31, 2020	10,540,477	116,543	1,319,184	-	11,976,204
Additions	2,769,679	-	-	522,637	3,292,316
Foreign Exchange	$5,370	183	2,073	-	7,626
Balance at December 31, 2021	13,315,526	116,726	1,321,257	522,637	15,276,146

Accumulated Amortization:
Balance at December 31, 2019	3,110,806	74,455	757,437	-	3,942,698
Additions	872,717	20,365	257,175	-	1,150,257
Impairment	293,000	-	-	-	293,000
Foreign Exchange	6,859	2,640	31,632	-	41,131
Balance at December 31, 2020	4,283,382	97,460	1,046,244	-	5,427,086
Additions	469,789	19,418	278,567	29,189	796,963
Impairment	4,339,366	-	-	399,920	4,739,286
Foreign Exchange	(34,020)	(152)	(3,554)	-	(37,726)
Balance at December 31, 2021	9,058,517	116,726	1,321,257	429,109	10,925,609

Net Book Value:
Balance at December 31, 2020	$6,257,095	$19,083	$272,940	-	$6,549,118
Balance at December 31, 2021	$4,257,009	$0	$0	$93,528	$4,350,537

Development Costs

Development costs are internally generated and are capitalized in accordance with the IAS 38, Intangible Assets. On an annual basis, the Company assesses capitalized development costs for indicators of impairment or when facts or circumstances suggest the carrying amount may exceed its recoverable amount
.

The Company engaged a third-party evaluator to determine the recoverable amount of the intangible assets.  Based on the results of their analysis using the Value In Use (“VIU”) model using a discounted value of 14.2% in 2021 and 14.5% in 2020, management determined that the recoverable amount was not equal to, or in excess of the carrying amount for a total impairment of $4,739,286 (2020-$293,000) broken down as follows: rugged device impairment of $4,339,366 and $399,920 impairment to a supplier relationship compared to $293,000 in 2020 on the impairment of the E-Wave license.

During the year ended December 31, 2020, the Company reduced the estimated useful lives of its 4G products, which comprised development costs, from 5-6 years to 4 years. In 2021, the development costs that were not impaired related to products still in the development stage and as these assets are not ready for their intended usage, they have not begun being amortized.

During the year ended December 31, 2021, the Company incurred $846,242 (2020 - $580.236) in product development costs which did not satisfy the criteria for capitalization and were recorded in profit and loss

Uniden License

During 2016, the Company acquired a license agreement from Uniden America Corporation (“Uniden”). The agreement provides for the Company to use the trademark “Uniden”, along with associated designs and trade dress to distribute, market and sell its cellular signal booster and accessories during its term.  The agreement has been renewed up to December 31, 2022 and is subject to certain minimum royalties.  The license agreement is amortized on a straight-line basis over its five-year term and is fully amortized on December 31, 2021.

E-Wave License

On October 1, 2017, the Company acquired a license from E-Wave mobile Ltd. (the “E-Wave License”). The license agreement is recorded at cost and is amortized on a straight-line basis over its estimated useful life of a four-year term and is fully amortized on December 31, 2021.